Income Taxes (Reconciliation of the Federal Statutory Tax Rate to the Effective Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
State income tax, net of federal income tax effect	0.70%	12.70%
Benefit on tax favored investments	(12.80%)	61.30%	6.10%
Effect of foreign operations	(23.20%)	165.70%	5.70%
Interest on uncertain tax positions	(0.10%)	12.20%	0.70%
Non-deductible expenses		(5.20%)	0.70%
Non-deductible goodwill related to sale of subsidiary	7.80%
Tax benefits related to separation from our former parent		200.90%
Other, net	1.30%	(14.70%)	0.20%
Effective rate	8.70%	467.90%	48.40%